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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
May 13,2011

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $187,574,144
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8764	SH	93730		SOLE				93730
APPLE COMPUTER INC	COM	037833100	349	SH	1000		SOLE				1000
ALLIANCE RESOURCE PTN	LP	01877R108	664	SH	8163		SOLE				8163
ARCHER DANIELS MIDLAND	COM	039483102	8634	SH	239753		SOLE				239753
AMERICAN EXPRESS CO	COM	025816109	9053	SH	200281		SOLE				200281
ATHENAHEALTH, INC	COM	04685W103	709	SH	15718		NONE						15718
BERKSHIRE HATHAWAY CL A	COM	084670108	7518	SH	60		SOLE				60
BERKSHIRE HATHAWAY CL B	COM	084670207	3746	SH	44796		SOLE				44796
BUCKEYE PARTNERS	LP	118230101	337	SH	5308		SOLE				5308
BOARDWALK PIPELINE PTN	LP	096627104	584	SH	17887		SOLE				17887
CLEARBRIDGE MLP FUND	COM	184692101	359	SH	15900		SOLE				15900
COLGATE PALMOLIVE CO	COM	194162103	11621	SH	143895		SOLE				143895
CHESAPEAKE MIDSTREAM PT	LP	16524K108	274	SH	9495		SOLE				9495
COPANO ENERGY LLC	LP	217202100	649	SH	18219		SOLE				18219
EMERSON 		COM	291011104	9902	SH	169467		SOLE				169467
ENBRIDGE ENERGY PTN	LP	29250R106	505	SH	7821		SOLE				7821
ENERGY TRANSFER EQUITY	GP	29273V100	429	SH	9531		SOLE				9531
ENERGY TRANSFER PTN	LP	29273R109	354	SH	6845		SOLE				6845
ENTERPRISE PRODUCTS PTN	LP	293792107	1512	SH	35121		SOLE				35121
EXPRESS SCRIPTS		COM	302182100	17786	SH	319829		SOLE				319829
EXXON MOBIL CORP	COM	30231G102	3026	SH	35972		SOLE				35972
EV ENERGY PTN		LP	26926V107	264	SH	4900		SOLE				4900
FEDEX CORP		COM	31428x106	8202	SH	87677		SOLE				87677
GENERAL ELECTRIC CO	COM	369604103	205	SH	10240		SOLE				10240
HOME DEPOT CO		COM	437076102	8066	SH	217660		SOLE				217660
INERGY			LP	456615103	622	SH	15501		SOLE				15501
JOHNSON & JOHNSON CO.	COM	478160104	9058	SH	152871		SOLE				152871
KINDER MORGAN ENERGY PT	LP	494550106	360	SH	4862		SOLE				4862
LINN ENERGY LLC		LLC	536020100	632	SH	16243		SOLE				16243
MAGELLAN MIDSTREAM PTN	LP	559080106	470	SH	7852		SOLE				7852
MARKWEST ENERGY PTN	LP	570759100	253	SH	5230		SOLE				5230
MERCK & CO INC		COM	589331107	984	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	207	SH	8158		SOLE				8158
MOODY'S CORP		COM	615369108	412	SH	12140		SOLE				12140
NORTHERN TRUST		COM	665859104	6650	SH	131027		SOLE				131027
NUSTAR ENERGY 		LP	67058H102	221	SH	3250		SOLE				3250
NUSTAR GRP HOLDINGS	LP	67059L102	497	SH	13624		SOLE				13624
ONEOK PTN		LP	68268N103	574	SH	6975		SOLE				6975
PEPSICO INC		COM	713448108	9915	SH	153935		SOLE				153935
PLAINS ALL-AMERICAN	LP	726503105	651	SH	10214		SOLE				10214
PROCTOR & GAMBLE CO.	COM	742718109	9678	SH	157105		SOLE				157105
SUBURBAN PROPANE PTN	LP	864482104	316	SH	5603		SOLE				5603
TEEKAY LNG PTN		LP	Y8564M105	641	SH	15630		SOLE				15630
UNITED PARCEL SERV B	COM	911312106	372	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	10331	SH	122044		SOLE				122044
US BANCORP		COM	902973304	211	SH	8000		SOLE				8000
WALGREEN CO		COM	931422109	10249	SH	255325		SOLE				255325
WAL MART STORES		COM	931142103	9998	SH	192080		SOLE				192080
WELLPOINT HEALTH NTWKS	COM	94973H108	1277	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	9483	SH	456553		SOLE				456553